JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 28.2%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	480
3.50%, 2/15/2039	961	925
4.25%, 5/15/2039	3,300	3,478
1.13%, 5/15/2040	11,555	7,394
4.38%, 5/15/2040	11,000	11,718
3.88%, 8/15/2040	21,115	21,057
1.88%, 2/15/2041	7,095	5,127
2.25%, 5/15/2041	18,355	14,104
1.75%, 8/15/2041	980	684
2.00%, 11/15/2041	1,160	845
2.38%, 2/15/2042	26,895	20,922
2.75%, 11/15/2042	3,800	3,121
3.63%, 8/15/2043	5,214	4,915
3.75%, 11/15/2043	238	228
3.00%, 11/15/2044	8,200	6,930
2.88%, 8/15/2045	2,795	2,301
2.25%, 8/15/2046	13,193	9,581
3.00%, 2/15/2047	548	460
3.13%, 5/15/2048	3,757	3,245
2.25%, 8/15/2049	8,965	6,513
2.38%, 11/15/2049	3,700	2,765
2.00%, 2/15/2050	5,329	3,640
1.25%, 5/15/2050	6,152	3,432
1.38%, 8/15/2050	565	326
1.63%, 11/15/2050	8,800	5,435
1.88%, 2/15/2051	18,386	12,124
2.00%, 8/15/2051	16,100	10,942
1.88%, 11/15/2051	7,225	4,751
2.25%, 2/15/2052	13,625	9,839
2.88%, 5/15/2052	2,025	1,683
3.00%, 8/15/2052	16,975	14,535
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	431
3.63%, 4/15/2028	799	1,624
2.50%, 1/15/2029	300	439
U.S. Treasury Notes
2.88%, 4/30/2025	17,212	16,677
2.13%, 5/15/2025	355	338
0.38%, 12/31/2025	10,000	8,953
0.38%, 1/31/2026	1,840	1,641
0.50%, 2/28/2026	7,870	7,027
2.50%, 2/28/2026	560	534
0.75%, 4/30/2026	1,130	1,013
0.88%, 6/30/2026	3,195	2,864
0.88%, 9/30/2026	21,887	19,498
1.75%, 12/31/2026	9,369	8,610
2.63%, 5/31/2027	12,000	11,389

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.25%, 6/30/2027	12,000	11,688
2.75%, 7/31/2027	7,950	7,575
3.13%, 8/31/2027	53,850	52,205
0.38%, 9/30/2027	4,690	3,978
0.75%, 1/31/2028	4,500	3,854
1.25%, 3/31/2028	9,800	8,592
1.25%, 4/30/2028	17,110	14,973
1.25%, 6/30/2028	13,470	11,741
1.00%, 7/31/2028	9,500	8,146
1.75%, 1/31/2029	3,850	3,419
1.88%, 2/28/2029	12,700	11,364
2.88%, 4/30/2029	30,400	28,809
2.75%, 5/31/2029	130	122
3.25%, 6/30/2029	30,000	29,065
3.13%, 8/31/2029	27,735	26,679
1.50%, 2/15/2030	895	773
1.25%, 8/15/2031	1,040	856
1.38%, 11/15/2031	1,174	971
1.88%, 2/15/2032	27,100	23,336
2.88%, 5/15/2032	5,725	5,366
2.75%, 8/15/2032	36,000	33,345
U.S. Treasury STRIPS Bonds
4.44%, 2/15/2023 (a)	23,462	23,263
1.88%, 8/15/2024 (a)	10,600	9,842
8.12%, 5/15/2026 (a)	1,500	1,307
3.86%, 8/15/2026 (a)	1,592	1,374
2.53%, 11/15/2041 (a)	500	229
Total U.S. Treasury Obligations (Cost $686,403)		597,410
Corporate Bonds — 23.0%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	122
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	789
3.00%, 9/15/2050 (b)	502	336
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,107
4.88%, 5/1/2025	605	599
2.75%, 2/1/2026	701	649
2.20%, 2/4/2026	1,385	1,259
3.10%, 5/1/2026	320	298
5.04%, 5/1/2027	960	951
3.25%, 3/1/2028	840	747
5.15%, 5/1/2030	940	917
5.71%, 5/1/2040	745	710
L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	654
Leidos, Inc. 2.30%, 2/15/2031	465	360

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Raytheon Technologies Corp.
3.20%, 3/15/2024	350	344
4.50%, 6/1/2042	2,799	2,587
4.15%, 5/15/2045	543	464
4.35%, 4/15/2047	199	174
		13,067
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	117	111
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	342
Automobiles — 0.3%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	438
1.30%, 1/8/2026 (b)	425	370
1.50%, 6/15/2026 (b)	775	669
3.00%, 2/10/2027 (b)	355	315
2.38%, 10/15/2027 (b)	530	449
1.80%, 1/10/2028 (b)	805	658
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	2,393	2,156
4.81%, 9/17/2030 (b)	1,102	957
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	606
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	320
		6,938
Banks — 4.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	649
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (b)	778	647
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	263	251
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	961
Banco Santander SA (Spain)
2.75%, 5/28/2025	2,000	1,880
5.15%, 8/18/2025	800	795
1.85%, 3/25/2026	1,000	881
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	400	343
2.75%, 12/3/2030	400	299
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	600	447
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	523
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	545	478
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,584
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,440
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	6,211	5,664
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,246
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	892
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	356

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,571
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,343	1,316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	626
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	888
Banque Federative du Credit Mutuel SA (France) 2.38%, 11/21/2024 (b)	813	768
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (c)	950	934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	447
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	764
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	281
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	1,746	1,416
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (c)	765	634
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	1,200	873
Citigroup, Inc.
4.40%, 6/10/2025	865	851
4.30%, 11/20/2026	1,200	1,171
6.63%, 1/15/2028	250	269
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,457
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,145	1,716
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	695
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	591
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	209
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	525	357
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	761
3.75%, 7/21/2026	945	887
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,199
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	453
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	1,500	1,307
2.81%, 1/11/2041 (b)	470	291
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (c)	2,110	2,109
Discover Bank 4.25%, 3/13/2026	1,205	1,148
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,042
3.90%, 5/25/2026	200	190
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	939	895
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	1,460	1,525
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	550	471
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	828
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,008
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	659
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	885
6.10%, 1/14/2042	700	721

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Huntington National Bank (The) 5.65%, 1/10/2030	1,972	1,987
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	622
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	225	213
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	727
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	844
4.38%, 3/22/2028	475	446
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	944	938
3.75%, 7/18/2039	760	621
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	805
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	1,550	1,551
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	605
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c)	1,025	861
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	1,480	1,440
4.80%, 4/5/2026	2,010	1,959
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	698
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	690	650
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	832
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	240	216
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	377
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	868
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	1,075	1,086
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	930	789
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	370	365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,413
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	336
3.00%, 1/22/2030 (b)	235	188
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	915	704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	755	512
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (c)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (b) (c)	630	650
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	527
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	414
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	200	177
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b)	500	491
2.63%, 7/14/2026	872	802
3.04%, 7/16/2029	1,315	1,144

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Swedbank AB (Sweden) 5.34%, 9/20/2027 (b)	1,800	1,784
Truist Financial Corp. 4.00%, 5/1/2025	265	260
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	563
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	174
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	300	270
Wells Fargo & Co.
4.65%, 11/4/2044	1,180	1,023
4.40%, 6/14/2046	300	244
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	882	574
		92,159
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	2,583	2,478
4.90%, 2/1/2046	375	351
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	64
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	685
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	310
1.85%, 9/1/2032	675	515
Constellation Brands, Inc. 5.25%, 11/15/2048	220	209
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	752
		5,364
Biotechnology — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	1,832	1,673
4.05%, 11/21/2039	1,809	1,580
4.63%, 10/1/2042	480	435
4.40%, 11/6/2042	790	706
4.45%, 5/14/2046	190	168
Amgen, Inc. 3.00%, 1/15/2052	845	561
Baxalta, Inc. 5.25%, 6/23/2045	50	48
Biogen, Inc. 2.25%, 5/1/2030	609	502
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	875
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	998
		7,546
Building Products — 0.0% ^
Masco Corp.
2.00%, 10/1/2030	340	267
6.50%, 8/15/2032	600	620
		887
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	240
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	358

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	786
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	313
4.85%, 3/29/2029	411	394
4.70%, 9/20/2047	88	71
Credit Suisse AG (Switzerland)
Series FXD, 0.52%, 8/9/2023	1,000	953
3.63%, 9/9/2024	402	370
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	691	612
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	413
4.28%, 1/9/2028 (b)	1,162	947
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	840	572
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,175
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	683
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,091
FMR LLC 6.45%, 11/15/2039 (b)	500	523
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,387
3.50%, 11/16/2026	469	446
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,550
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	683
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,124
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	3,532
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	679
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	808
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,781
6.75%, 10/1/2037	685	734
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	769
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c)	575	414
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	1,600	1,609
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	441
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	661
Morgan Stanley
3.63%, 1/20/2027	2,470	2,347
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	960	853
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,324
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,125
4.30%, 1/27/2045	485	418
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,034
2.68%, 7/16/2030	700	560
S&P Global, Inc. 2.90%, 3/1/2032 (b)	1,791	1,543
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (b)	300	291

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	1,838	1,791
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	975	943
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (c)	255	219
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	965	821
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	1,480	1,121
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	360	281
		41,790
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	150	139
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	952
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	314
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	1,892	1,914
4.20%, 4/1/2029	175	165
4.13%, 3/15/2035	455	399
5.00%, 4/1/2049	230	211
Union Carbide Corp. 7.75%, 10/1/2096	850	962
		5,056
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	216
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,197
2.35%, 1/15/2032	1,095	843
		2,040
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	403
5.13%, 5/18/2045 (b)	893	810
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	716
		1,929
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	2,420	2,390
2.88%, 8/14/2024	600	568
6.50%, 7/15/2025	246	249
1.75%, 1/30/2026	860	759
2.45%, 10/29/2026	560	492
3.00%, 10/29/2028	690	583
3.30%, 1/30/2032	655	522
American Express Co. 5.85%, 11/5/2027	1,470	1,526
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	450	413
5.50%, 1/15/2026 (b)	1,000	947
2.13%, 2/21/2026 (b)	620	531

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.25%, 4/15/2026 (b)	1,200	1,089
4.38%, 5/1/2026 (b)	820	745
2.53%, 11/18/2027 (b)	7,294	5,900
Capital One Financial Corp.
4.20%, 10/29/2025	250	242
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	782	750
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	704
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	434
3.80%, 4/7/2025	685	662
1.25%, 1/8/2026	1,781	1,561
4.35%, 1/17/2027	430	410
2.35%, 1/8/2031	520	402
2.70%, 6/10/2031	910	714
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	2,385	2,373
5.50%, 2/15/2024 (b)	1,626	1,602
		26,568
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,083
Packaging Corp. of America 4.05%, 12/15/2049	845	659
WRKCo, Inc.
3.75%, 3/15/2025	400	386
3.90%, 6/1/2028	170	157
		2,285
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	390
University of Miami Series 2022, 4.06%, 4/1/2052	480	399
University of Southern California Series A, 3.23%, 10/1/2120	570	329
		1,118
Diversified Financial Services — 0.2%
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	770	721
3.85%, 4/5/2029 (b)	545	496
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	1,436	1,355
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	1,999
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	465
		5,036
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,106
1.65%, 2/1/2028	250	215
3.50%, 6/1/2041	1,646	1,258
3.55%, 9/15/2055	2,984	2,093
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	244

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	210
Verizon Communications, Inc.
2.10%, 3/22/2028	795	695
4.33%, 9/21/2028	962	935
2.36%, 3/15/2032	1,787	1,434
2.65%, 11/20/2040	988	684
3.40%, 3/22/2041	1,060	814
3.70%, 3/22/2061	1,045	750
		11,438
Electric Utilities — 2.0%
Alabama Power Co. 6.13%, 5/15/2038	239	249
Arizona Public Service Co. 5.05%, 9/1/2041	200	177
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	284
2.90%, 6/15/2050	450	303
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,176
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	112
Duke Energy Corp. 3.75%, 9/1/2046	985	735
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,556
Duke Energy Progress LLC
4.10%, 5/15/2042	273	231
4.10%, 3/15/2043	125	106
2.90%, 8/15/2051	820	545
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	677
Edison International
3.55%, 11/15/2024	1,591	1,531
6.95%, 11/15/2029	1,020	1,069
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	554
Entergy Arkansas LLC
3.50%, 4/1/2026	175	169
2.65%, 6/15/2051	415	258
Entergy Corp. 2.95%, 9/1/2026	336	314
Entergy Louisiana LLC
3.05%, 6/1/2031	629	542
2.90%, 3/15/2051	490	322
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,346
Evergy, Inc. 2.90%, 9/15/2029	985	850
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,189
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	196
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	466
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	350	368
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,555
2.95%, 5/14/2030 (b)	440	374
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	541
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	697	666
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	297

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	110
5.45%, 5/15/2041	305	289
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	493	473
1.96%, 6/27/2030 (b)	1,000	797
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	636
2.45%, 12/2/2027 (b)	795	680
4.45%, 6/15/2029 (b)	615	566
NSTAR Electric Co. 4.95%, 9/15/2052	1,000	973
OGE Energy Corp. 0.70%, 5/26/2023	560	548
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	661
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	115
Pacific Gas and Electric Co.
1.70%, 11/15/2023	690	662
3.25%, 2/16/2024	2,060	1,998
3.45%, 7/1/2025	795	752
2.95%, 3/1/2026	500	458
4.20%, 6/1/2041	695	528
3.75%, 8/15/2042 (d)	308	210
4.30%, 3/15/2045	525	383
PECO Energy Co. 2.80%, 6/15/2050	410	273
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	136
Pepco Holdings LLC 7.45%, 8/15/2032	316	339
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	1,360	1,372
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	598
Series A-4, 5.21%, 12/1/2047	420	412
Series A-5, 5.10%, 6/1/2052	795	766
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,195
Progress Energy, Inc. 7.00%, 10/30/2031	300	328
Public Service Co. of Colorado 3.55%, 6/15/2046	214	160
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	2,683
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	309
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,751
Series B, 3.65%, 3/1/2028	400	374
Series 08-A, 5.95%, 2/1/2038	200	203
4.05%, 3/15/2042	552	443
Southwestern Public Service Co. 4.50%, 8/15/2041	200	177
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	315
		42,431

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	300	311
4.00%, 11/2/2032	170	158
		469
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	189
3.25%, 9/8/2024	219	211
3.88%, 1/12/2028	442	406
Corning, Inc. 3.90%, 11/15/2049	1,043	772
		1,578
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	281
Halliburton Co. 4.75%, 8/1/2043	540	472
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	13	12
3.90%, 5/17/2028 (b)	1,126	1,063
		1,828
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	665
Walt Disney Co. (The)
8.88%, 4/26/2023	430	437
6.20%, 12/15/2034	100	109
		1,211
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	131
2.00%, 5/18/2032	980	747
4.00%, 2/1/2050	653	502
American Tower Corp.
5.00%, 2/15/2024	974	973
3.38%, 10/15/2026	312	291
1.50%, 1/31/2028	1,215	1,004
2.10%, 6/15/2030	630	506
1.88%, 10/15/2030	1,090	849
3.70%, 10/15/2049	935	683
3.10%, 6/15/2050	496	328
2.95%, 1/15/2051	324	208
Boston Properties LP
3.20%, 1/15/2025	532	510
3.65%, 2/1/2026	483	460
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	384
2.25%, 4/1/2028	840	695
2.50%, 8/16/2031	425	322

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Corporate Office Properties LP 2.00%, 1/15/2029	335	259
Crown Castle, Inc.
4.00%, 3/1/2027	264	252
2.10%, 4/1/2031	2,000	1,586
Digital Realty Trust LP 3.70%, 8/15/2027	252	235
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,033
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,592
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,346
2.00%, 3/15/2031	610	463
Healthpeak Properties, Inc.
3.40%, 2/1/2025	17	16
3.50%, 7/15/2029	772	693
Life Storage LP
4.00%, 6/15/2029	859	770
2.40%, 10/15/2031	485	374
Mid-America Apartments LP 3.95%, 3/15/2029	920	863
National Retail Properties, Inc.
4.00%, 11/15/2025	783	753
4.30%, 10/15/2028	620	579
Office Properties Income Trust
2.40%, 2/1/2027	980	708
3.45%, 10/15/2031	490	314
Physicians Realty LP 2.63%, 11/1/2031	505	397
Prologis LP
3.25%, 6/30/2026	239	227
2.88%, 11/15/2029	380	332
3.00%, 4/15/2050	905	619
Public Storage
1.95%, 11/9/2028	615	529
2.25%, 11/9/2031	516	417
Realty Income Corp. 1.80%, 3/15/2033	530	386
Regency Centers LP 2.95%, 9/15/2029	745	627
Sabra Health Care LP 3.20%, 12/1/2031	825	619
Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,281
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	402
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	1,320	1,162
SITE Centers Corp. 4.70%, 6/1/2027	330	310
UDR, Inc.
2.95%, 9/1/2026	382	351
3.00%, 8/15/2031	305	252
2.10%, 8/1/2032	640	475
Ventas Realty LP
3.50%, 2/1/2025	242	232
4.13%, 1/15/2026	114	110
3.25%, 10/15/2026	292	270

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
3.85%, 4/1/2027	554	522
Welltower, Inc. 6.50%, 3/15/2041	350	354
WP Carey, Inc.
4.25%, 10/1/2026	350	337
2.25%, 4/1/2033	1,180	872
		32,512
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	565	473
2.50%, 2/10/2041 (b)	574	384
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	1,275	921
3.63%, 5/13/2051 (b)	1,420	973
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	737	728
Series 2013, 4.70%, 1/10/2036 (b)	573	512
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,013
		5,004
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,299
Campbell Soup Co. 3.13%, 4/24/2050	315	216
Conagra Brands, Inc. 5.30%, 11/1/2038	220	210
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	761
4.38%, 6/1/2046	629	530
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	151
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,155
Tyson Foods, Inc.
4.88%, 8/15/2034	300	293
5.15%, 8/15/2044	210	199
		4,814
Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	702
4.13%, 10/15/2044	125	104
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	256
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	331
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,548
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	387
4.80%, 3/15/2047 (b)	367	304
		3,632
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	382

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Becton Dickinson and Co. 4.67%, 6/6/2047	365	328
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	805
		1,515
Health Care Providers & Services — 0.7%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	587
Aetna, Inc. 6.75%, 12/15/2037	440	475
Ascension Health Series B, 2.53%, 11/15/2029	430	372
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	537
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	411
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	359
Cigna Corp. 4.50%, 2/25/2026	300	299
CommonSpirit Health
1.55%, 10/1/2025	555	499
2.78%, 10/1/2030	550	444
3.91%, 10/1/2050	545	398
CVS Health Corp. 4.30%, 3/25/2028	171	166
Elevance Health, Inc.
4.63%, 5/15/2042	500	456
4.65%, 1/15/2043	535	494
4.65%, 8/15/2044	100	90
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	980
HCA, Inc.
5.25%, 6/15/2026	1,680	1,667
5.13%, 6/15/2039	725	646
5.50%, 6/15/2047	650	593
3.50%, 7/15/2051	414	280
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	192
Memorial Health Services 3.45%, 11/1/2049	1,340	998
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	165
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	216
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	143
Texas Health Resources 4.33%, 11/15/2055	300	254
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	675
3.25%, 5/15/2051	560	411
5.88%, 2/15/2053	650	719
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	146	117
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	473
		14,116
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	700	678
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	365	360
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	607
		967

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	1,000	943
Constellation Energy Generation LLC 5.75%, 10/1/2041	235	229
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	320
		1,492
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,936	1,827
Insurance — 0.8%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (b)	445	407
3.20%, 9/16/2040 (b)	520	372
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	559
Assurant, Inc. 4.20%, 9/27/2023	496	491
Athene Global Funding
2.50%, 1/14/2025 (b)	239	224
1.45%, 1/8/2026 (b)	865	762
2.95%, 11/12/2026 (b)	3,475	3,125
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	1,000	930
3.85%, 3/15/2052	845	690
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,407
CNA Financial Corp. 3.95%, 5/15/2024	463	454
F&G Global Funding 1.75%, 6/30/2026 (b)	750	667
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	171
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	388
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	327
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	379
3.95%, 10/15/2050 (b)	900	634
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	108
Markel Corp. 3.50%, 11/1/2027	200	185
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	673
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	209
Prudential Financial, Inc. 3.91%, 12/7/2047	300	240
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,860
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	600	533
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	337
		16,132
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	1,760	1,504
IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	743
2.30%, 9/14/2031	1,515	1,165
Fiserv, Inc.
3.20%, 7/1/2026	395	372

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
4.40%, 7/1/2049	375	309
Global Payments, Inc.
3.20%, 8/15/2029	945	807
5.30%, 8/15/2029	371	359
2.90%, 5/15/2030	273	225
2.90%, 11/15/2031	522	414
		4,394
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,128
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	416
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,219
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	514
		2,149
Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,860
6.38%, 10/23/2035	528	520
4.80%, 3/1/2050	1,475	1,107
3.70%, 4/1/2051	1,120	715
Comcast Corp.
3.55%, 5/1/2028	443	420
4.20%, 8/15/2034	555	521
3.25%, 11/1/2039	1,715	1,355
3.45%, 2/1/2050	609	453
2.89%, 11/1/2051	1,086	724
2.94%, 11/1/2056	1,729	1,121
2.99%, 11/1/2063	259	164
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	389
Discovery Communications LLC
5.20%, 9/20/2047	175	135
4.00%, 9/15/2055	784	503
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	215
6.13%, 1/31/2046	200	197
Paramount Global
4.00%, 1/15/2026	792	759
4.85%, 7/1/2042	140	106
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	785
Time Warner Cable LLC
6.55%, 5/1/2037	400	383
5.50%, 9/1/2041	359	306
		12,738
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	312

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (b)	454	451
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,252
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	588
		3,603
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	1,243	965
Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	443
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,199
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	188
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	899
NiSource, Inc.
1.70%, 2/15/2031	740	570
5.80%, 2/1/2042	1,256	1,192
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	287
3.95%, 11/15/2041	379	301
2.95%, 8/15/2051	1,050	730
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	238
Series 21A, 3.15%, 9/30/2051	420	276
		6,323
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	497	438
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	686
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,363
Buckeye Partners LP 5.85%, 11/15/2043	770	582
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	775
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	1,490	1,497
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	935	882
Devon Energy Corp. 5.25%, 9/15/2024	790	791
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	561
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	223
4.13%, 1/16/2025	533	500
Energy Transfer LP
4.75%, 1/15/2026	917	900
3.90%, 7/15/2026	244	230
5.50%, 6/1/2027	115	115
4.95%, 5/15/2028	325	313
4.15%, 9/15/2029	594	539
6.10%, 2/15/2042	400	373
5.30%, 4/1/2044	170	146
6.25%, 4/15/2049	800	757
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	861
Enterprise Products Operating LLC 3.70%, 2/15/2026	506	489

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.
3.00%, 8/16/2039	895	701
3.57%, 3/6/2045	1,215	990
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,137
4.32%, 12/30/2039 (b)	545	392
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,063	848
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	535	520
2.60%, 10/15/2025 (b)	2,450	2,223
HF Sinclair Corp.
2.63%, 10/1/2023	1,275	1,249
5.88%, 4/1/2026	577	581
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	337
Marathon Petroleum Corp. 4.70%, 5/1/2025	380	377
ONEOK Partners LP
5.00%, 9/15/2023	334	334
6.65%, 10/1/2036	350	348
Phillips 66 Co. 3.15%, 12/15/2029 (b)	985	872
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	839
Plains All American Pipeline LP
5.15%, 6/1/2042	460	378
4.70%, 6/15/2044	610	474
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	200	192
1.63%, 11/24/2025 (b)	278	254
Spectra Energy Partners LP 4.50%, 3/15/2045	495	414
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,274
Targa Resources Corp. 4.20%, 2/1/2033	400	350
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	90	82
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	914
3.46%, 7/12/2049	815	629
3.13%, 5/29/2050	1,180	852
Valero Energy Corp.
2.15%, 9/15/2027	508	449
7.50%, 4/15/2032	175	198
		31,229
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,632
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029	1,075	974
		2,606
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	342
4.00%, 9/18/2042	240	212

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	1,545	1,403
Mylan, Inc. 5.40%, 11/29/2043	520	417
Royalty Pharma plc 1.20%, 9/2/2025	353	317
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,614
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	895
3.03%, 7/9/2040	1,265	946
3.18%, 7/9/2050	590	413
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	281
Viatris, Inc. 3.85%, 6/22/2040	567	391
Zoetis, Inc.
2.00%, 5/15/2030	760	626
5.60%, 11/16/2032	1,463	1,533
		9,390
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	453
4.38%, 9/1/2042	375	342
5.15%, 9/1/2043	769	771
3.55%, 2/15/2050	465	368
CSX Corp.
5.50%, 4/15/2041	150	153
4.10%, 3/15/2044	190	163
4.75%, 11/15/2048	600	549
3.35%, 9/15/2049	95	70
Kansas City Southern 4.70%, 5/1/2048	1,712	1,513
Norfolk Southern Corp. 4.05%, 8/15/2052	600	496
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,018
		5,896
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.80%, 10/1/2041	896	674
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,113
3.14%, 11/15/2035 (b)	1,413	1,047
KLA Corp. 3.30%, 3/1/2050	600	449
Microchip Technology, Inc.
2.67%, 9/1/2023	339	332
0.97%, 2/15/2024	350	331
0.98%, 9/1/2024	290	268
NXP BV (China)
2.50%, 5/11/2031	1,405	1,113
3.25%, 5/11/2041	1,445	1,022
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	680	617
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	595	592
Xilinx, Inc. 2.38%, 6/1/2030	895	761
		9,319

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.3%
Microsoft Corp.
3.50%, 2/12/2035	291	270
2.92%, 3/17/2052	1,118	829
3.04%, 3/17/2062	268	195
Oracle Corp.
3.60%, 4/1/2040	1,000	751
4.38%, 5/15/2055	900	684
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,171
2.00%, 6/30/2030	570	457
VMware, Inc. 4.65%, 5/15/2027	550	537
Workday, Inc. 3.50%, 4/1/2027	1,179	1,115
		6,009
Specialty Retail — 0.3%
AutoZone, Inc. 1.65%, 1/15/2031	690	535
Home Depot, Inc. (The)
4.50%, 9/15/2032	1,800	1,788
4.95%, 9/15/2052	930	920
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,317
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	411
		5,971
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	1,130	934
3.85%, 8/4/2046	569	493
3.75%, 11/13/2047	150	129
2.70%, 8/5/2051	1,855	1,283
Dell International LLC
5.45%, 6/15/2023	127	127
6.02%, 6/15/2026	2,132	2,177
3.45%, 12/15/2051 (b)	167	108
HP, Inc. 3.00%, 6/17/2027	665	610
		5,861
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	777
1.00%, 1/20/2026 (b)	2,205	1,937
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	607
3.38%, 12/2/2026	400	370
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	544
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	868
		5,103
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,289

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	654
4.39%, 8/15/2037	1,730	1,362
3.73%, 9/25/2040	520	366
4.54%, 8/15/2047	1,086	788
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	93
		4,552
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	476	449
2.88%, 1/15/2026	1,000	921
3.75%, 6/1/2026	526	495
1.88%, 8/15/2026	960	840
5.85%, 12/15/2027	710	705
3.25%, 10/1/2029	2,080	1,762
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	484
5.50%, 12/15/2024 (b)	1,047	1,025
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (b)	310	297
		6,978
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	729
3.45%, 5/1/2050	1,096	815
		1,544
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	441	377
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	745	607
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,737
3.60%, 11/15/2060	915	634
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	446
4.88%, 6/19/2049	1,105	942
		5,743
Total Corporate Bonds (Cost $560,789)		487,101
Mortgage-Backed Securities — 20.2%
FHLMC
Pool # 846812, ARM, 2.71%, 4/1/2030 (e)	4	3
Pool # 781087, ARM, 2.36%, 12/1/2033 (e)	106	104
Pool # 1B1665, ARM, 2.83%, 4/1/2034 (e)	57	56
Pool # 847356, ARM, 2.69%, 12/1/2034 (e)	47	46
Pool # 782979, ARM, 2.37%, 1/1/2035 (e)	81	81
Pool # 1Q0025, ARM, 2.75%, 2/1/2036 (e)	28	28

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 848431, ARM, 4.19%, 2/1/2036 (e)	44	44
Pool # 1L1286, ARM, 3.25%, 5/1/2036 (e)	8	8
Pool # 848365, ARM, 3.67%, 7/1/2036 (e)	49	50
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (e)	10	10
Pool # 1A1096, ARM, 4.31%, 10/1/2036 (e)	84	85
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (e)	61	61
Pool # 1G2671, ARM, 2.39%, 11/1/2036 (e)	77	75
Pool # 782760, ARM, 4.31%, 11/1/2036 (e)	57	58
Pool # 1J1634, ARM, 3.00%, 12/1/2036 (e)	52	52
Pool # 1Q0739, ARM, 4.02%, 3/1/2037 (e)	48	48
Pool # 848699, ARM, 3.47%, 7/1/2040 (e)	99	100
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	112	110
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	15	16
Pool # G01448, 7.00%, 8/1/2032	34	36
Pool # A13625, 5.50%, 10/1/2033	126	132
Pool # A16107, 6.00%, 12/1/2033	61	62
Pool # A17537, 6.00%, 1/1/2034	56	58
Pool # A61572, 5.00%, 9/1/2034	359	371
Pool # A28796, 6.50%, 11/1/2034	63	66
Pool # G03369, 6.50%, 1/1/2035	130	134
Pool # A46987, 5.50%, 7/1/2035	299	313
Pool # G01919, 4.00%, 9/1/2035	171	167
Pool # C02641, 7.00%, 10/1/2036	48	50
Pool # C02660, 6.50%, 11/1/2036	94	100
Pool # A93383, 5.00%, 8/1/2040	212	217
Pool # A93511, 5.00%, 8/1/2040	197	201
Pool # G06493, 4.50%, 5/1/2041	871	874
Pool # Z40179, 4.00%, 7/1/2048	2,159	2,080
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	33	34
Pool # G20027, 10.00%, 10/1/2030	2	3
Pool # U50105, 4.00%, 1/1/2032	294	280
Pool # U80254, 3.00%, 3/1/2033	248	227
Pool # P20409, 5.50%, 10/1/2033	73	73
Pool # U90975, 4.00%, 6/1/2042	899	869
Pool # U90673, 4.00%, 1/1/2043	226	218
Pool # U99134, 4.00%, 1/1/2046	4,646	4,484
Pool # U69030, 4.50%, 1/1/2046	1,636	1,628
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,739	1,703
FHLMC UMBS, 30 Year
Pool # RA6702, 3.00%, 2/1/2052	4,045	3,602
Pool # QF0379, 5.00%, 8/1/2052	1,751	1,744
FNMA
Pool # 54844, ARM, 2.80%, 9/1/2027 (e)	7	7
Pool # 303532, ARM, 3.97%, 3/1/2029 (e)	4	4
Pool # 555258, ARM, 2.65%, 1/1/2033 (e)	161	156
Pool # 722421, ARM, 2.66%, 7/1/2033 (e)	8	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 686040, ARM, 3.67%, 7/1/2033 (e)	94	93
Pool # 722985, ARM, 3.90%, 7/1/2033 (e)	9	9
Pool # 746299, ARM, 4.06%, 9/1/2033 (e)	71	72
Pool # 766610, ARM, 3.36%, 1/1/2034 (e)	27	26
Pool # 920467, ARM, 4.50%, 2/1/2034 (e)	69	67
Pool # 770377, ARM, 2.35%, 4/1/2034 (e)	30	29
Pool # 751531, ARM, 3.34%, 5/1/2034 (e)	88	87
Pool # 782306, ARM, 4.17%, 7/1/2034 (e)	6	6
Pool # 735332, ARM, 3.63%, 8/1/2034 (e)	84	83
Pool # 790235, ARM, 3.86%, 8/1/2034 (e)	47	46
Pool # 791961, ARM, 2.69%, 9/1/2034 (e)	15	14
Pool # 725902, ARM, 3.90%, 9/1/2034 (e)	12	11
Pool # 803599, ARM, 3.83%, 10/1/2034 (e)	70	69
Pool # 803594, ARM, 3.84%, 10/1/2034 (e)	56	55
Pool # 896463, ARM, 4.32%, 10/1/2034 (e)	60	61
Pool # 806778, ARM, 3.52%, 11/1/2034 (e)	337	333
Pool # 806776, ARM, 4.86%, 11/1/2034 (e)	62	62
Pool # 802692, ARM, 2.99%, 1/1/2035 (e)	50	49
Pool # 810896, ARM, 4.11%, 1/1/2035 (e)	140	142
Pool # 816597, ARM, 2.05%, 2/1/2035 (e)	15	15
Pool # 735539, ARM, 2.70%, 4/1/2035 (e)	352	355
Pool # 745862, ARM, 3.28%, 4/1/2035 (e)	50	50
Pool # 821378, ARM, 3.04%, 5/1/2035 (e)	37	36
Pool # 823660, ARM, 3.16%, 5/1/2035 (e)	46	45
Pool # 745766, ARM, 3.46%, 6/1/2035 (e)	140	138
Pool # 832801, ARM, 3.90%, 9/1/2035 (e)	29	29
Pool # 843026, ARM, 3.94%, 9/1/2035 (e)	183	187
Pool # 849251, ARM, 3.61%, 1/1/2036 (e)	40	40
Pool # 895141, ARM, 3.57%, 7/1/2036 (e)	50	50
Pool # 900197, ARM, 4.33%, 10/1/2036 (e)	52	52
Pool # 966946, ARM, 2.28%, 1/1/2038 (e)	30	30
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	—	—
Pool # 995381, 6.00%, 1/1/2024	3	3
Pool # 995425, 6.00%, 1/1/2024	7	7
Pool # AD0133, 5.00%, 8/1/2024	4	4
FNMA UMBS, 20 Year
Pool # 255217, 4.50%, 4/1/2024	3	3
Pool # 888656, 6.50%, 4/1/2025	2	2
Pool # MA1138, 3.50%, 8/1/2032	280	274
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 689977, 8.00%, 3/1/2027	20	21
Pool # 695533, 8.00%, 6/1/2027	9	9
Pool # 756024, 8.00%, 9/1/2028	19	20
Pool # 755973, 8.00%, 11/1/2028	52	54
Pool # 455759, 6.00%, 12/1/2028	6	6
Pool # 252211, 6.00%, 1/1/2029	9	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 459097, 7.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	135	139
Pool # 598559, 6.50%, 8/1/2031	22	23
Pool # 622542, 5.50%, 9/1/2031	122	125
Pool # 788150, 6.00%, 3/1/2032	17	18
Pool # 649734, 7.00%, 6/1/2032	8	8
Pool # 675555, 6.00%, 12/1/2032	37	38
Pool # AL0045, 6.00%, 12/1/2032	170	177
Pool # 674349, 6.00%, 3/1/2033	10	10
Pool # 688625, 6.00%, 3/1/2033	13	13
Pool # 688655, 6.00%, 3/1/2033	3	3
Pool # 695584, 6.00%, 3/1/2033	4	4
Pool # 702901, 6.00%, 5/1/2033	59	62
Pool # 723852, 5.00%, 7/1/2033	60	61
Pool # 729296, 5.00%, 7/1/2033	155	159
Pool # 729379, 6.00%, 8/1/2033	14	14
Pool # 737825, 6.00%, 9/1/2033	24	24
Pool # 750977, 4.50%, 11/1/2033	36	35
Pool # 725017, 5.50%, 12/1/2033	231	242
Pool # 751341, 5.50%, 3/1/2034	29	29
Pool # 888568, 5.00%, 12/1/2034	5	6
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	1,652	1,762
Pool # 820347, 5.00%, 9/1/2035	42	44
Pool # 833657, 7.50%, 8/1/2036	24	25
Pool # 986648, 6.00%, 9/1/2037	77	81
Pool # 888892, 7.50%, 11/1/2037	21	23
Pool # 257510, 7.00%, 12/1/2038	76	84
Pool # AD0753, 7.00%, 1/1/2039	56	63
Pool # AT5891, 3.00%, 6/1/2043	1,793	1,646
Pool # AL7527, 4.50%, 9/1/2043	638	639
Pool # BM3500, 4.00%, 9/1/2047	1,805	1,776
Pool # BJ1778, 4.50%, 10/1/2047	666	661
Pool # BN9180, 4.00%, 6/1/2049	390	375
Pool # BK8753, 4.50%, 6/1/2049	925	909
Pool # BO1219, 4.50%, 6/1/2049	1,986	1,964
Pool # BO7077, 3.00%, 9/1/2049	2,018	1,809
Pool # CA5549, 3.00%, 4/1/2050	5,038	4,517
Pool # CA5702, 2.50%, 5/1/2050	6,209	5,379
Pool # CA6079, 2.50%, 6/1/2050	3,345	2,883
Pool # BP6439, 2.50%, 7/1/2050	7,374	6,355
Pool # CA6361, 2.50%, 7/1/2050	4,602	4,005
Pool # BU0070, 2.50%, 10/1/2051	4,993	4,288
Pool # CB2637, 2.50%, 1/1/2052	4,182	3,595
Pool # CB2670, 3.00%, 1/1/2052	3,855	3,415
Pool # CB3383, 4.00%, 4/1/2052	4,631	4,386
Pool # CB3679, 4.00%, 5/1/2052	4,227	3,999
Pool # CB3913, 4.00%, 5/1/2052	1,678	1,587

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4124, 4.00%, 6/1/2052	2,154	2,038
Pool # BW8524, 5.00%, 9/1/2052	2,841	2,830
Pool # BW9985, 5.00%, 9/1/2052	3,755	3,739
Pool # BV6789, 4.00%, 10/1/2052	1,426	1,349
Pool # BX0091, 5.00%, 10/1/2052	2,096	2,087
Pool # BV6794, 5.00%, 11/1/2052	1,768	1,769
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	3	3
Pool # 252409, 6.50%, 3/1/2029	25	25
Pool # 653815, 7.00%, 2/1/2033	6	6
Pool # 752786, 6.00%, 9/1/2033	42	42
Pool # 931717, 6.50%, 8/1/2039	168	171
FNMA, Other
Pool # AM3789, 3.02%, 7/1/2023	2,083	2,053
Pool # AM4628, 3.69%, 11/1/2023	1,413	1,392
Pool # AM4668, 3.76%, 11/1/2023	1,849	1,822
Pool # AM4716, 3.38%, 12/1/2023	3	3
Pool # 470300, 3.64%, 1/1/2025	854	835
Pool # AM3833, 3.25%, 7/1/2025	3,336	3,223
Pool # AM4991, 3.97%, 12/1/2025	1,607	1,580
Pool # AL6805, 3.81%, 1/1/2026 (e)	1,773	1,735
Pool # 468645, 4.54%, 7/1/2026	2,413	2,418
Pool # AM6448, 3.25%, 9/1/2026	9,250	8,871
Pool # AM7223, 3.11%, 12/1/2026	3,252	3,100
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,912
Pool # AM8803, 2.78%, 6/1/2027	4,623	4,337
Pool # AM8987, 2.79%, 6/1/2027	1,713	1,605
Pool # BL9574, 1.00%, 12/1/2027	4,035	3,452
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,917
Pool # BL4364, 2.24%, 11/1/2029	5,456	4,815
Pool # BL4333, 2.52%, 11/1/2029	5,983	5,349
Pool # AM7785, 3.17%, 2/1/2030	2,745	2,547
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,911
Pool # AM8544, 3.08%, 4/1/2030	7,327	6,753
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,216
Pool # AM9020, 2.97%, 6/1/2030	3,679	3,364
Pool # BS7241, 5.05%, 9/1/2030 (f)	5,000	5,131
Pool # BL9251, 1.45%, 10/1/2030	4,495	3,678
Pool # BL4315, 2.39%, 9/1/2031	4,461	3,869
Pool # BS5153, 2.53%, 9/1/2031	971	839
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,592
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,845
Pool # BM7037, 1.75%, 3/1/2032 (e)	6,749	5,404
Pool # BS5760, 2.43%, 5/1/2032	2,972	2,564
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,739
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,082
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,858
Pool # BS6597, 3.67%, 9/1/2032	820	767

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,659
Pool # BS6505, 3.54%, 10/1/2032	3,487	3,260
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,311
Pool # BS6759, 3.97%, 10/1/2032	4,994	4,827
Pool # AP9632, 4.00%, 10/1/2032	151	145
Pool # AP9762, 4.00%, 10/1/2032	223	213
Pool # BS6926, 4.51%, 10/1/2032	4,000	4,032
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,090
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,252
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,631
Pool # AQ7084, 3.50%, 12/1/2032	428	406
Pool # AT2703, 3.50%, 5/1/2033	712	677
Pool # AT2954, 3.50%, 5/1/2033	460	436
Pool # AT4180, 3.50%, 5/1/2033	428	406
Pool # AT4939, 3.50%, 5/1/2033	388	369
Pool # 754922, 5.50%, 9/1/2033	60	61
Pool # 762520, 4.00%, 11/1/2033	189	183
Pool # BS4198, 2.16%, 12/1/2033	9,000	7,384
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,597
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,256
Pool # AM8922, 3.03%, 6/1/2035	2,428	2,246
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,000
Pool # 849215, 6.50%, 1/1/2036	18	18
Pool # 872740, 6.50%, 6/1/2036	41	42
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS4368, 2.29%, 1/1/2037	5,243	4,149
Pool # 888796, 6.00%, 9/1/2037	47	48
Pool # AO7225, 4.00%, 7/1/2042	255	246
Pool # AO9352, 4.00%, 7/1/2042	380	367
Pool # MA1125, 4.00%, 7/1/2042	365	353
Pool # AR1397, 3.00%, 1/1/2043	796	717
Pool # MA1711, 4.50%, 12/1/2043	1,411	1,400
Pool # MA1828, 4.50%, 3/1/2044	1,110	1,102
Pool # BF0558, 5.00%, 12/1/2049	4,053	4,109
Pool # BF0464, 3.50%, 3/1/2060	2,975	2,751
Pool # BF0546, 2.50%, 7/1/2061	4,023	3,364
Pool # BF0560, 2.50%, 9/1/2061	5,158	4,313
Pool # BF0590, 2.50%, 12/1/2061	7,873	6,613
Pool # BF0579, 3.00%, 12/1/2061	6,771	5,955
Pool # BF0583, 4.00%, 12/1/2061	4,797	4,586
FREMF Mortgage Trust , 6.30%, 1/25/2029 (b) (e)	3,397	3,155
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	—
Pool # 554108, 6.50%, 3/15/2028	20	20
Pool # 468149, 8.00%, 8/15/2028	1	1
Pool # 486537, 7.50%, 9/15/2028	6	6
Pool # 486631, 6.50%, 10/15/2028	3	3
Pool # 591882, 6.50%, 7/15/2032	12	12

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 607645, 6.50%, 2/15/2033	26	27
Pool # 607724, 7.00%, 2/15/2033	30	31
Pool # 604209, 6.50%, 4/15/2033	33	34
Pool # 781614, 7.00%, 6/15/2033	42	45
Pool # BM2141, 5.00%, 7/15/2049	495	511
Pool # CO1916, 5.00%, 9/15/2052	2,992	3,032
GNMA II
Pool # CE5524, ARM, 5.92%, 8/20/2071 (e)	2,617	2,712
Pool # CE5546, ARM, 5.83%, 10/20/2071 (e)	4,864	5,021
Pool # CK2783, ARM, 5.79%, 2/20/2072 (e)	4,775	4,925
Pool # CK2799, ARM, 5.80%, 3/20/2072 (e)	3,910	4,037
Pool # CK2810, ARM, 5.77%, 4/20/2072 (e)	4,589	4,733
Pool # CP1819, ARM, 5.92%, 7/20/2072 (e)	3,595	3,748
Pool # CG5357, ARM, 5.76%, 8/20/2072 (e)	2,444	2,519
Pool # CP4923, ARM, 6.01%, 8/20/2072 (e)	5,535	5,774
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	2	2
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	3	3
Pool # 2512, 8.00%, 11/20/2027	3	4
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	6	7
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	55	56
Pool # 4245, 6.00%, 9/20/2038	385	408
Pool # AK8806, 4.25%, 3/20/2045	946	922
Pool # BM2118, 4.50%, 6/20/2049	152	149
Pool # BO0535, 4.00%, 7/20/2049	1,166	1,129
Pool # BO8227, 5.00%, 7/20/2049	887	911
Pool # BO8229, 5.00%, 7/20/2049	701	727
Pool # BM9734, 4.00%, 10/20/2049	1,753	1,706
Pool # BQ4115, 3.00%, 3/20/2050	3,515	3,177
Pool # 785294, 3.50%, 1/20/2051	3,951	3,632
Pool # CB1543, 3.00%, 2/20/2051	2,624	2,371
Pool # MA7534, 2.50%, 8/20/2051	26,273	23,161
Pool # MA7649, 2.50%, 10/20/2051	4,823	4,248
Pool # CK2698, 3.00%, 2/20/2052	1,414	1,263
Pool # CK2716, 3.50%, 2/20/2052	3,975	3,650
Pool # CM2161, 3.00%, 3/20/2052	2,467	2,205
Pool # CM2213, 3.00%, 3/20/2052	473	422
Pool # CN2859, 4.50%, 6/20/2052	4,124	4,123
Pool # CO4824, 5.00%, 6/20/2052	1,627	1,638
Pool # CO4865, 5.00%, 7/20/2052	1,886	1,890

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8200, 4.00%, 8/20/2052	9,601	9,169
Pool # CO8413, 4.50%, 9/20/2052	4,988	4,888
Total Mortgage-Backed Securities (Cost $455,842)		427,593
Asset-Backed Securities — 14.4%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.82%, 12/26/2044 (b) (e)	611	586
ACC Series 2019-AA, 0.25%, 9/15/2022 ‡	3,821	3,801
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	480	435
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	192	167
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	390	335
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	553	445
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	160	141
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,430	3,287
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	1,926
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	828
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,555	2,448
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	484
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,348
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,652	3,471
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275	1,237
American Tower Trust #1, 3.07%, 3/15/2023 (b)	750	743
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (b)	3,500	3,165
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (b)	4,000	3,548
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,345
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (b)	2,168	1,819
Bridge Trust
Series 2022-SFR13.40%, 11/17/2037 (b)	3,000	2,743
Series 2022-SFR14.45%, 11/17/2037 (b)	4,200	3,817
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	459	415
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	737	617
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	628	536
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	718	651
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	2,827	2,461
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,676	4,637
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	797	702
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	4,200	4,011
Chase Funding Trust Series 2003-6, Class 1A7, 4.88%, 11/25/2034 ‡ (d)	245	240
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	881
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 7.99%, 3/24/2023 (b) (e)	1,314	1,317
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	1,936
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	3,901

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	1,695
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (b)	3,180	2,442
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,035
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	6,532
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,136
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	1,037	984
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.94%, 10/25/2034 (e)	60	57
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,329
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	229	211
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	1,311	1,277
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (b)	5,123	4,713
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	3,262	3,176
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	2,595	2,544
FirstKey Homes Trust
Series 2022-SFR34.50%, 7/17/2026 (b) (f)	3,466	3,170
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,634
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	4,000	3,313
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (b)	3,700	3,110
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,241
FMC GMSR Issuer Trust
3.65%, 2/25/2024 (b) (e)	7,325	7,006
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (e)	5,000	4,361
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (e)	4,300	3,502
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	3,370	2,710
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,297
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,836	4,544
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	320	313
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (b)	3,585	3,525
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (e)	3,948	3,874
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	42	35
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,291
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,375
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	42	41
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	1,406	1,210
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	299	277
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	802	740
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	320	299
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	807	764
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 5.94%, 4/20/2037 ‡ (b) (e)	1,500	1,430
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	63	62
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	2,470	2,453
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 ‡ (b) (e)	1,399	20
Series 2013-2, Class A, IO, 1.75%, 3/25/2039 ‡ (b) (e)	1,470	52

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-2, Class A, IO, 3.03%, 7/25/2041 ‡ (b) (e)	500	51
Lending Funding Trust Series 2020-2A, 4.30%, 4/21/2031 (b)	1,795	1,505
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 ‡ (b)	5,237	4,966
Series 2022-C, Class B, 7.46%, 2/15/2030 ‡ (b)	4,000	3,977
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	4,867	4,791
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 ‡ (b)	2,900	2,766
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028	1,209	1,192
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 ‡ (b)	2,033	2,030
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	2,330	2,210
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	409	395
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (b)	1,503	1,406
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.83%, 11/25/2033 ‡ (d)	231	215
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	1,094	996
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	5,375	4,686
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	3,106	2,735
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,613
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	2,367	2,301
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,839	1,804
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,667	2,501
Pendoor Proper0.00%, 2/15/2026 ‡ (b)	4,150	3,953
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 7.80%, 5/25/2027 (b) (e)	3,450	3,244
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,007
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (b) (d)	2,799	2,587
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (b) (d)	3,778	3,397
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	5,684	4,988
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (b) (d)	3,331	3,008
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	4,000	3,436
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (b)	3,250	2,894
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (b)	5,000	4,678
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	2,837
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,344
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (b)	3,619	3,309
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	287	86
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	382	346
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	500	488
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	4,829	4,702
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (b)	80	80
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,595
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (d)	153	118
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (b)	808	751
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	792	783
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	300	259
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (b)	38	38
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 ‡ (b)	1,837	1,684

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	858	753
Series 2018-1, Class B, 4.60%, 3/1/2026	523	475
Series 2016-1, Class A, 3.45%, 7/7/2028	578	473
Series 2016-2, Class A, 3.10%, 10/7/2028	982	769
Series 2018-1, Class AA, 3.50%, 3/1/2030	884	758
Series 2018-1, Class A, 3.70%, 3/1/2030	1,371	1,103
Series 2019-1, Class AA, 4.15%, 8/25/2031	866	778
Series 2019-1, Class A, 4.55%, 8/25/2031	774	653
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,162	944
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	1,856	1,844
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	1,142	1,147
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (b)	4,700	4,446
vMobo, Inc., 7.46%, 7/18/2027 ‡	6,154	5,785
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (b) (d)	2,012	1,843
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (b) (d)	4,955	4,436
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	3,468	3,069
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (d)	2,885	2,567
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	2,935	2,618
Westlake Automobile Receivables Trust
Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	1,106	1,103
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,641
WILMA, 7.95%, 3/27/2029 ‡	3,000	3,000
Total Asset-Backed Securities (Cost $326,824)		305,161
Collateralized Mortgage Obligations — 7.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,883	2,841
Series 2005-1CB, Class 1A6, IF, IO, 3.06%, 3/25/2035 ‡ (e)	376	26
Series 2005-22T1, Class A2, IF, IO, 1.03%, 6/25/2035 ‡ (e)	2,893	212
Series 2005-20CB, Class 3A8, IF, IO, 0.71%, 7/25/2035 ‡ (e)	1,089	42
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,029	889
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	51	24
Series 2005-37T1, Class A2, IF, IO, 1.01%, 9/25/2035 ‡ (e)	2,116	125
Series 2005-54CB, Class 1A2, IF, IO, 0.81%, 11/25/2035 ‡ (e)	1,642	74
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	652	508
Series 2005-57CB, Class 3A2, IF, IO, 1.06%, 12/25/2035 ‡ (e)	437	38
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	321	279
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	875	498
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	243	193
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	65	45
Series 2004-2, Class 30, PO, 9/20/2034 ‡	74	53
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	143	118
Series 2005-7, Class 30, PO, 11/25/2035	75	68
Series 2005-8, Class 30, PO, 1/25/2036 ‡	34	22

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A, Class 3A2, 3.51%, 2/20/2036 (e)	99	87
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (e)	26	25
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.48%, 10/25/2033 (e)	15	13
Series 2004-1, Class 12A1, 2.99%, 4/25/2034 (e)	154	140
Series 2004-2, Class 14A, 3.10%, 5/25/2034 (e)	19	17
Series 2006-1, Class A1, 6.80%, 2/25/2036 (e)	283	266
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (e)	1,573	1,520
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	1
Series 2004-HYB1, Class 2A, 3.33%, 5/20/2034 (e)	31	28
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (e)	115	105
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (e)	83	76
Series 2004-HYB6, Class A3, 3.87%, 11/20/2034 (e)	122	111
Series 2005-16, Class A23, 5.50%, 9/25/2035	198	127
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (e)	652	505
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	27	19
Series 2005-8, Class A, PO, 11/25/2035 ‡	51	33
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (e)	16	16
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	241	222
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	10	7
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	8	8
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	8	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	14	14
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (e)	11	10
Series 2005-1, Class 2A1A, 2.55%, 2/25/2035 (e)	146	112
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	102	97
Series 2005-5, Class 1A2, 4.03%, 8/25/2035 (e)	173	124
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (e)	185	178
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	48	45
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	82	58
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	486	462
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,025	975
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (e)	5,418	5,071
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	—	—
FHLMC, REMIC
Series 1455, Class WB, IF, 2.97%, 12/15/2022 (e)	—	—
Series 1470, Class F, 2.03%, 2/15/2023 (e)	—	—
Series 2568, Class KG, 5.50%, 2/15/2023	2	2
Series 1466, Class PZ, 7.50%, 2/15/2023	1	1
Series 1498, Class I, 5.02%, 4/15/2023 (e)	2	2

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1502, Class PX, 7.00%, 4/15/2023	3	3
Series 1518, Class G, IF, 4.68%, 5/15/2023 (e)	1	1
Series 1798, Class F, 5.00%, 5/15/2023	3	3
Series 1505, Class Q, 7.00%, 5/15/2023	1	1
Series 1541, Class O, 3.13%, 7/15/2023 (e)	1	1
Series 2638, Class DS, IF, 4.73%, 7/15/2023 (e)	1	1
Series 1541, Class M, HB, IF, 23.42%, 7/15/2023 (e)	1	—
Series 1570, Class F, 2.79%, 8/15/2023 (e)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	21	21
Series 1573, Class PZ, 7.00%, 9/15/2023	5	5
Series 2571, Class SK, IF, 17.80%, 9/15/2023 (e)	2	2
Series 1591, Class PV, 6.25%, 10/15/2023	3	3
Series 1602, Class SA, IF, 11.66%, 10/15/2023 (e)	2	2
Series 2710, Class HB, 5.50%, 11/15/2023	18	18
Series 1642, Class PJ, 6.00%, 11/15/2023	10	10
Series 2716, Class UN, 4.50%, 12/15/2023	18	18
Series 1638, Class H, 6.50%, 12/15/2023	16	16
Series 2283, Class K, 6.50%, 12/15/2023	6	6
Series 1865, Class D, PO, 2/15/2024	8	8
Series 1760, Class ZD, 3.62%, 2/15/2024 (e)	16	16
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (e)	3	3
Series 1686, Class SH, IF, 11.56%, 2/15/2024 (e)	—	—
Series 1709, Class FA, 3.27%, 3/15/2024 (e)	—	—
Series 1699, Class FC, 4.01%, 3/15/2024 (e)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	4	4
Series 1706, Class K, 7.00%, 3/15/2024	10	10
Series 2033, Class SN, HB, IF, 25.62%, 3/15/2024 (e)	2	—
Series 2306, Class K, PO, 5/15/2024	2	2
Series 2306, Class SE, IF, IO, 6.48%, 5/15/2024 (e)	5	—
Series 1745, Class D, 7.50%, 8/15/2024	5	5
Series 3720, Class A, 4.50%, 9/15/2025	30	30
Series 3131, Class BK, 5.50%, 3/15/2026	130	130
Series 1829, Class ZB, 6.50%, 3/15/2026	2	2
Series 1863, Class Z, 6.50%, 7/15/2026	2	2
Series 1890, Class H, 7.50%, 9/15/2026	6	6
Series 1899, Class ZE, 8.00%, 9/15/2026	21	22
Series 3229, Class HE, 5.00%, 10/15/2026	139	138
Series 1963, Class Z, 7.50%, 1/15/2027	17	18
Series 1935, Class FL, 4.57%, 2/15/2027 (e)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	23	23
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	12	12
Series 2019, Class Z, 6.50%, 12/15/2027	26	27
Series 2038, Class PN, IO, 7.00%, 3/15/2028	20	2
Series 2040, Class PE, 7.50%, 3/15/2028	37	38
Series 4251, Class KW, 2.50%, 4/15/2028	2,715	2,587
Series 2043, Class CJ, 6.50%, 4/15/2028	6	6
Series 2054, Class PV, 7.50%, 5/15/2028	30	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2075, Class PM, 6.25%, 8/15/2028	68	69
Series 2075, Class PH, 6.50%, 8/15/2028	60	62
Series 2086, Class GB, 6.00%, 9/15/2028	10	11
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	30	2
Series 2095, Class PE, 6.00%, 11/15/2028	76	77
Series 2125, Class JZ, 6.00%, 2/15/2029	28	29
Series 2136, Class PG, 6.00%, 3/15/2029	31	31
Series 2132, Class SB, IF, 14.22%, 3/15/2029 (e)	6	6
Series 2141, IO, 7.00%, 4/15/2029	8	1
Series 2169, Class TB, 7.00%, 6/15/2029	96	99
Series 2163, Class PC, IO, 7.50%, 6/15/2029	10	1
Series 2172, Class QC, 7.00%, 7/15/2029	62	65
Series 2176, Class OJ, 7.00%, 8/15/2029	51	53
Series 2201, Class C, 8.00%, 11/15/2029	22	23
Series 2209, Class TC, 8.00%, 1/15/2030	27	29
Series 2210, Class Z, 8.00%, 1/15/2030	54	57
Series 2224, Class CB, 8.00%, 3/15/2030	12	13
Series 2230, Class Z, 8.00%, 4/15/2030	33	35
Series 2234, Class PZ, 7.50%, 5/15/2030	26	28
Series 2247, Class Z, 7.50%, 8/15/2030	28	30
Series 2256, Class MC, 7.25%, 9/15/2030	28	30
Series 2259, Class ZM, 7.00%, 10/15/2030	46	48
Series 2262, Class Z, 7.50%, 10/15/2030	6	7
Series 2271, Class PC, 7.25%, 12/15/2030	51	55
Series 2296, Class PD, 7.00%, 3/15/2031	35	37
Series 2313, Class LA, 6.50%, 5/15/2031	19	20
Series 2325, Class PM, 7.00%, 6/15/2031	29	31
Series 2359, Class ZB, 8.50%, 6/15/2031	83	91
Series 2344, Class ZD, 6.50%, 8/15/2031	289	299
Series 2344, Class ZJ, 6.50%, 8/15/2031	31	33
Series 2345, Class NE, 6.50%, 8/15/2031	24	25
Series 2351, Class PZ, 6.50%, 8/15/2031	20	20
Series 2353, Class AZ, 6.00%, 9/15/2031	166	168
Series 2367, Class ME, 6.50%, 10/15/2031	58	60
Series 2396, Class FM, 4.32%, 12/15/2031 (e)	71	71
Series 2399, Class OH, 6.50%, 1/15/2032	64	66
Series 2399, Class TH, 6.50%, 1/15/2032	72	75
Series 2464, Class SI, IF, IO, 4.13%, 2/15/2032 (e)	142	11
Series 2410, Class QX, IF, IO, 4.78%, 2/15/2032 (e)	31	3
Series 2410, Class OE, 6.38%, 2/15/2032	14	14
Series 2410, Class NG, 6.50%, 2/15/2032	70	73
Series 2420, Class XK, 6.50%, 2/15/2032	110	114
Series 2412, Class SP, IF, 8.35%, 2/15/2032 (e)	57	59
Series 2410, Class QS, IF, 9.43%, 2/15/2032 (e)	58	63
Series 2444, Class ES, IF, IO, 4.08%, 3/15/2032 (e)	54	5
Series 2450, Class SW, IF, IO, 4.13%, 3/15/2032 (e)	43	5
Series 2430, Class WF, 6.50%, 3/15/2032	144	151
Series 2423, Class MC, 7.00%, 3/15/2032	81	86

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2423, Class MT, 7.00%, 3/15/2032	71	75
Series 2435, Class CJ, 6.50%, 4/15/2032	104	108
Series 2434, Class TC, 7.00%, 4/15/2032	79	83
Series 2436, Class MC, 7.00%, 4/15/2032	46	48
Series 2455, Class GK, 6.50%, 5/15/2032	172	176
Series 2450, Class GZ, 7.00%, 5/15/2032	50	53
Series 2462, Class JG, 6.50%, 6/15/2032	74	77
Series 2466, Class PH, 6.50%, 6/15/2032	127	132
Series 2474, Class NR, 6.50%, 7/15/2032	77	80
Series 2484, Class LZ, 6.50%, 7/15/2032	81	84
Series 2500, Class MC, 6.00%, 9/15/2032	86	89
Series 2835, Class QO, PO, 12/15/2032	11	9
Series 2543, Class YX, 6.00%, 12/15/2032	156	160
Series 2544, Class HC, 6.00%, 12/15/2032	102	107
Series 2552, Class ME, 6.00%, 1/15/2033	178	185
Series 2567, Class QD, 6.00%, 2/15/2033	177	184
Series 2575, Class ME, 6.00%, 2/15/2033	434	448
Series 2596, Class QG, 6.00%, 3/15/2033	104	105
Series 2586, Class WI, IO, 6.50%, 3/15/2033	48	8
Series 2692, Class SC, IF, 5.54%, 7/15/2033 (e)	31	30
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,342
Series 3920, Class LP, 5.00%, 1/15/2034	408	413
Series 2744, Class PE, 5.50%, 2/15/2034	4	4
Series 3611, PO, 7/15/2034	27	23
Series 2990, Class UZ, 5.75%, 6/15/2035	1,028	1,048
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,264
Series 3014, Class OD, PO, 8/15/2035	28	23
Series 3085, Class WF, 4.67%, 8/15/2035 (e)	67	67
Series 3047, Class OD, 5.50%, 10/15/2035	447	450
Series 3074, Class BH, 5.00%, 11/15/2035	134	133
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,140
Series 3102, Class FB, 4.17%, 1/15/2036 (e)	55	55
Series 3102, Class HS, IF, 10.37%, 1/15/2036 (e)	20	20
Series 3117, Class EO, PO, 2/15/2036	170	143
Series 3117, Class OK, PO, 2/15/2036	101	85
Series 3134, PO, 3/15/2036	26	23
Series 3152, Class MO, PO, 3/15/2036	140	118
Series 3122, Class ZB, 6.00%, 3/15/2036	29	33
Series 3138, PO, 4/15/2036	119	99
Series 3607, Class BO, PO, 4/15/2036	57	48
Series 3219, Class DI, IO, 6.00%, 4/15/2036	86	16
Series 3819, Class ZQ, 6.00%, 4/15/2036	523	546
Series 3149, Class SO, PO, 5/15/2036	20	16
Series 3233, Class OP, PO, 5/15/2036	35	29
Series 3171, Class MO, PO, 6/15/2036	20	18
Series 3179, Class OA, PO, 7/15/2036	101	84
Series 3194, Class SA, IF, IO, 3.23%, 7/15/2036 (e)	20	2
Series 3211, Class SO, PO, 9/15/2036	119	100

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3218, Class AO, PO, 9/15/2036	59	46
Series 3232, Class ST, IF, IO, 2.83%, 10/15/2036 (e)	138	13
Series 3256, PO, 12/15/2036	82	66
Series 3261, Class OA, PO, 1/15/2037	97	79
Series 3260, Class CS, IF, IO, 2.27%, 1/15/2037 (e)	153	14
Series 3274, Class JO, PO, 2/15/2037	23	20
Series 3275, Class FL, 4.31%, 2/15/2037 (e)	23	22
Series 3290, Class SB, IF, IO, 2.58%, 3/15/2037 (e)	208	17
Series 3318, Class AO, PO, 5/15/2037	6	5
Series 3607, PO, 5/15/2037	123	100
Series 3315, Class HZ, 6.00%, 5/15/2037	83	84
Series 3326, Class JO, PO, 6/15/2037	7	6
Series 3331, PO, 6/15/2037	82	68
Series 3607, Class OP, PO, 7/15/2037	280	227
Series 4048, Class FJ, 3.31%, 7/15/2037 (e)	335	325
Series 3385, Class SN, IF, IO, 2.13%, 11/15/2037 (e)	28	2
Series 3387, Class SA, IF, IO, 2.55%, 11/15/2037 (e)	122	10
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	701	6
Series 3404, Class SC, IF, IO, 2.13%, 1/15/2038 (e)	200	15
Series 3424, Class PI, IF, IO, 2.93%, 4/15/2038 (e)	173	19
Series 3481, Class SJ, IF, IO, 1.98%, 8/15/2038 (e)	216	16
Series 3511, Class SA, IF, IO, 2.13%, 2/15/2039 (e)	152	9
Series 3549, Class FA, 5.07%, 7/15/2039 (e)	10	10
Series 3621, Class BO, PO, 1/15/2040	81	68
Series 3747, Class PY, 4.00%, 10/15/2040	771	743
Series 3925, Class FL, 4.32%, 1/15/2041 (e)	74	74
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	83	80
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	240	237
Series 3957, Class B, 4.00%, 11/15/2041	101	98
Series 3966, Class NA, 4.00%, 12/15/2041	243	238
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,018
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	185	38
Series 233, Class 13, IO, 5.00%, 9/15/2035	270	54
Series 299, Class 300, 3.00%, 1/15/2043	1,280	1,168
Series 310, PO, 9/15/2043	642	510
Series 323, Class 300, 3.00%, 1/15/2044	949	872
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.42%, 7/25/2032 (e)	213	206
Series T-76, Class 2A, 2.02%, 10/25/2037 (e)	508	438
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	158	158
Series T-54, Class 2A, 6.50%, 2/25/2043	874	922
Series T-54, Class 3A, 7.00%, 2/25/2043	242	250
Series T-58, Class A, PO, 9/25/2043	71	51
Series T-59, Class 1AP, PO, 10/25/2043	159	88
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.01%, 10/25/2034 (e)	89	87
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	348	184

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-FA4, Class 1A2, IF, IO, 1.61%, 8/25/2037 ‡ (e)	838	84
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	66	70
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	122	128
Series 2004-W15, Class 2AF, 4.27%, 8/25/2044 (e)	165	163
Series 2005-W3, Class 2AF, 4.24%, 3/25/2045 (e)	482	476
Series 2006-W2, Class 1AF1, 4.24%, 2/25/2046 (e)	159	157
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	413	437
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	218	229
FNMA, REMIC
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1997-61, Class ZC, 7.00%, 2/25/2023	1	1
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (e)	—	—
Series G93-14, Class J, 6.50%, 3/25/2023	—	—
Series 1993-25, Class J, 7.50%, 3/25/2023	1	1
Series 1993-21, Class KA, 7.70%, 3/25/2023	—	—
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (e)	—	—
Series 1993-62, Class SA, IF, 9.36%, 4/25/2023 (e)	—	—
Series 1998-43, Class SA, IF, IO, 12.43%, 4/25/2023 (e)	1	—
Series 2003-39, Class LW, 5.50%, 5/25/2023	9	9
Series 2003-41, Class PE, 5.50%, 5/25/2023	3	2
Series G93-27, Class FD, 4.90%, 8/25/2023 (e)	—	—
Series 1996-14, Class SE, IF, IO, 6.63%, 8/25/2023 (e)	6	—
Series 2002-83, Class CS, 6.88%, 8/25/2023	11	11
Series 1993-205, Class H, PO, 9/25/2023	1	1
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 4.70%, 9/25/2023 (e)	—	—
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (e)	1	1
Series 1993-179, Class SB, IF, 8.81%, 10/25/2023 (e)	1	1
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (e)	—	—
Series 1999-52, Class NS, IF, 12.13%, 10/25/2023 (e)	1	1
Series 1995-19, Class Z, 6.50%, 11/25/2023	9	9
Series 1993-230, Class FA, 4.19%, 12/25/2023 (e)	1	1
Series 1993-247, Class FE, 5.02%, 12/25/2023 (e)	2	2
Series 1993-225, Class UB, 6.50%, 12/25/2023	3	3
Series 1993-247, Class SU, IF, 8.16%, 12/25/2023 (e)	1	1
Series 2002-1, Class UD, IF, 10.44%, 12/25/2023 (e)	2	2
Series 1994-37, Class L, 6.50%, 3/25/2024	9	9
Series 1994-40, Class Z, 6.50%, 3/25/2024	60	60
Series 2004-53, Class NC, 5.50%, 7/25/2024	4	4
Series 1995-2, Class Z, 8.50%, 1/25/2025	3	4
Series G95-1, Class C, 8.80%, 1/25/2025	5	5
Series 1997-20, IO, 1.84%, 3/25/2027 (e)	4	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	7	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-39, Class PD, 7.50%, 5/20/2027	36	37
Series 1997-42, Class ZC, 6.50%, 7/18/2027	3	3
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	10	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	16	16
Series 1999-18, Class Z, 5.50%, 4/18/2029	15	15
Series 1999-17, Class C, 6.35%, 4/25/2029	12	12
Series 1999-62, Class PB, 7.50%, 12/18/2029	20	21
Series 2000-2, Class ZE, 7.50%, 2/25/2030	60	63
Series 2000-20, Class SA, IF, IO, 5.08%, 7/25/2030 (e)	22	1
Series 2000-52, IO, 8.50%, 1/25/2031	7	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	18	19
Series 2011-31, Class DB, 3.50%, 4/25/2031	905	874
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	58	7
Series 2001-30, Class PM, 7.00%, 7/25/2031	50	52
Series 2001-36, Class DE, 7.00%, 8/25/2031	53	56
Series 2001-49, Class Z, 6.50%, 9/25/2031	16	16
Series 2001-44, Class MY, 7.00%, 9/25/2031	126	133
Series 2001-44, Class PD, 7.00%, 9/25/2031	15	15
Series 2001-44, Class PU, 7.00%, 9/25/2031	17	18
Series 2001-52, Class KB, 6.50%, 10/25/2031	18	18
Series 2003-52, Class SX, IF, 10.90%, 10/25/2031 (e)	28	31
Series 2001-61, Class Z, 7.00%, 11/25/2031	194	204
Series 2001-72, Class SX, IF, 8.11%, 12/25/2031 (e)	4	4
Series 2002-1, Class SA, IF, 12.14%, 2/25/2032 (e)	10	12
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	144	4
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	5	5
Series 2002-21, Class PE, 6.50%, 4/25/2032	48	50
Series 2002-28, Class PK, 6.50%, 5/25/2032	124	129
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,848	2,691
Series 2002-37, Class Z, 6.50%, 6/25/2032	35	36
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	127	14
Series 2002-48, Class GH, 6.50%, 8/25/2032	186	195
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	23	24
Series 2004-59, Class BG, PO, 12/25/2032	64	54
Series 2002-77, Class S, IF, 7.12%, 12/25/2032 (e)	28	29
Series 2003-22, Class UD, 4.00%, 4/25/2033	611	594
Series 2003-35, Class UC, 3.75%, 5/25/2033	5	5
Series 2003-42, Class GB, 4.00%, 5/25/2033	48	47
Series 2003-34, Class AX, 6.00%, 5/25/2033	104	107
Series 2003-34, Class ED, 6.00%, 5/25/2033	519	535
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	22	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	185	32
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	339	31
Series 2003-47, Class PE, 5.75%, 6/25/2033	98	101
Series 2003-64, Class SX, IF, 4.33%, 7/25/2033 (e)	23	21
Series 2003-132, Class OA, PO, 8/25/2033	7	6
Series 2003-71, Class DS, IF, 2.44%, 8/25/2033 (e)	224	197

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-74, Class SH, IF, 2.94%, 8/25/2033 (e)	52	48
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	187	29
Series 2003-91, Class SD, IF, 5.81%, 9/25/2033 (e)	43	42
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,963	2,797
Series 2013-101, Class E, 3.00%, 10/25/2033	2,703	2,551
Series 2013-108, Class GU, 3.00%, 10/25/2033	3,496	3,296
Series 2003-116, Class SB, IF, IO, 3.58%, 11/25/2033 (e)	257	22
Series 2006-44, Class P, PO, 12/25/2033	485	404
Series 2003-130, Class SX, IF, 5.50%, 1/25/2034 (e)	4	4
Series 2004-25, Class SA, IF, 8.48%, 4/25/2034 (e)	109	113
Series 2004-46, Class SK, IF, 5.46%, 5/25/2034 (e)	201	194
Series 2004-46, Class QB, IF, 7.94%, 5/25/2034 (e)	96	98
Series 2004-36, Class SA, IF, 8.48%, 5/25/2034 (e)	247	259
Series 2004-51, Class SY, IF, 6.21%, 7/25/2034 (e)	47	44
Series 2005-74, Class CS, IF, 8.98%, 5/25/2035 (e)	55	53
Series 2005-56, Class S, IF, IO, 2.69%, 7/25/2035 (e)	225	19
Series 2005-66, Class SG, IF, 7.33%, 7/25/2035 (e)	77	83
Series 2005-68, Class PG, 5.50%, 8/25/2035	219	222
Series 2005-84, Class XM, 5.75%, 10/25/2035	580	587
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,819	1,862
Series 2006-46, Class UC, 5.50%, 12/25/2035	104	104
Series 2005-109, Class PC, 6.00%, 12/25/2035	181	184
Series 2006-39, Class WC, 5.50%, 1/25/2036	71	71
Series 2006-16, Class OA, PO, 3/25/2036	77	65
Series 2006-22, Class AO, PO, 4/25/2036	137	116
Series 2006-23, Class KO, PO, 4/25/2036	24	21
Series 2006-44, Class GO, PO, 6/25/2036	191	162
Series 2006-53, Class US, IF, IO, 2.56%, 6/25/2036 (e)	278	25
Series 2006-56, PO, 7/25/2036	151	126
Series 2006-58, PO, 7/25/2036	83	69
Series 2006-58, Class AP, PO, 7/25/2036	166	139
Series 2006-65, Class QO, PO, 7/25/2036	129	109
Series 2006-56, Class FC, 4.31%, 7/25/2036 (e)	272	268
Series 2006-58, Class FL, 4.48%, 7/25/2036 (e)	21	20
Series 2006-60, Class DZ, 6.50%, 7/25/2036	3,240	3,333
Series 2006-72, Class TO, PO, 8/25/2036	22	18
Series 2006-79, Class DO, PO, 8/25/2036	103	91
Series 2007-7, Class SG, IF, IO, 2.48%, 8/25/2036 (e)	785	87
Series 2006-77, Class PC, 6.50%, 8/25/2036	299	309
Series 2006-90, Class AO, PO, 9/25/2036	68	59
Series 2008-42, Class AO, PO, 9/25/2036	40	33
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	521	112
Series 2006-109, PO, 11/25/2036	43	35
Series 2006-110, PO, 11/25/2036	224	186
Series 2006-111, Class EO, PO, 11/25/2036	29	24
Series 2006-124, Class HB, 3.27%, 11/25/2036 (e)	357	365
Series 2006-119, PO, 12/25/2036	34	30
Series 2006-118, Class A2, 3.23%, 12/25/2036 (e)	123	120

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-70, Class CO, PO, 1/25/2037	209	177
Series 2006-128, Class BP, 5.50%, 1/25/2037	48	48
Series 2007-14, Class ES, IF, IO, 2.42%, 3/25/2037 (e)	338	30
Series 2007-77, Class FG, 4.52%, 3/25/2037 (e)	35	34
Series 2007-16, Class FC, 4.77%, 3/25/2037 (e)	46	45
Series 2007-42, Class AO, PO, 5/25/2037	12	10
Series 2007-48, PO, 5/25/2037	57	47
Series 2007-60, Class AX, IF, IO, 3.13%, 7/25/2037 (e)	1,014	136
Series 2007-81, Class GE, 6.00%, 8/25/2037	98	100
Series 2007-88, Class VI, IF, IO, 2.52%, 9/25/2037 (e)	718	70
Series 2007-91, Class ES, IF, IO, 2.44%, 10/25/2037 (e)	523	45
Series 2007-116, Class HI, IO, 0.99%, 1/25/2038 (e)	277	8
Series 2008-1, Class BI, IF, IO, 1.89%, 2/25/2038 (e)	168	13
Series 2008-16, Class IS, IF, IO, 2.18%, 3/25/2038 (e)	65	5
Series 2008-10, Class XI, IF, IO, 2.21%, 3/25/2038 (e)	150	11
Series 2008-27, Class SN, IF, IO, 2.88%, 4/25/2038 (e)	74	8
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 3.18%, 7/25/2038 (e)	111	10
Series 2008-80, Class SA, IF, IO, 1.83%, 9/25/2038 (e)	237	17
Series 2008-81, Class SB, IF, IO, 1.83%, 9/25/2038 (e)	272	17
Series 2009-6, Class GS, IF, IO, 2.53%, 2/25/2039 (e)	219	22
Series 2009-62, Class HJ, 6.00%, 5/25/2039	18	18
Series 2009-60, Class HT, 6.00%, 8/25/2039	210	217
Series 2009-99, Class SC, IF, IO, 2.16%, 12/25/2039 (e)	57	4
Series 2009-103, Class MB, 3.32%, 12/25/2039 (e)	104	104
Series 2010-49, Class SC, IF, 4.63%, 3/25/2040 (e)	159	155
Series 2010-64, Class DM, 5.00%, 6/25/2040	86	87
Series 2010-71, Class HJ, 5.50%, 7/25/2040	133	137
Series 2010-147, Class SA, IF, IO, 2.51%, 1/25/2041 (e)	678	81
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (e)	233	11
Series 2011-75, Class FA, 4.57%, 8/25/2041 (e)	68	67
Series 2011-118, Class MT, 7.00%, 11/25/2041	196	209
Series 2011-130, Class CA, 6.00%, 12/25/2041	434	449
Series 2013-81, Class TA, 3.00%, 2/25/2043	944	906
Series 2013-92, PO, 9/25/2043	540	410
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,570
Series 2013-101, Class DO, PO, 10/25/2043	945	702
Series 2013-128, PO, 12/25/2043	983	776
Series 2011-2, Class WA, 5.88%, 2/25/2051 (e)	129	131
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 15.08%, 7/25/2037 (e)	6	7
Series 2003-W4, Class 2A, 5.21%, 10/25/2042 (e)	35	35
Series 2003-W1, Class 1A1, 4.84%, 12/25/2042 (e)	296	285
Series 2003-W1, Class 2A, 5.31%, 12/25/2042 (e)	127	123
Series 2009-W1, Class A, 6.00%, 12/25/2049	275	280
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 3.96%, 6/27/2036 (e)	206	203
Series 2007-54, Class FA, 4.42%, 6/25/2037 (e)	112	109

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-106, Class A7, 6.24%, 10/25/2037 (e)	66	68
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	22	18
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	33	5
Series 351, Class 7, IO, 5.00%, 4/25/2034 (e)	106	14
Series 355, Class 11, IO, 6.00%, 7/25/2034	91	14
Series 365, Class 8, IO, 5.50%, 5/25/2036	134	29
Series 374, Class 5, IO, 5.50%, 8/25/2036	76	14
Series 393, Class 6, IO, 5.50%, 4/25/2037	23	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	34	7
Series 383, Class 33, IO, 6.00%, 1/25/2038	87	18
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (e)	397	354
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	136	136
Series 2001-35, Class SA, IF, IO, 4.36%, 8/16/2031 (e)	49	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	236	235
Series 2003-58, Class BE, 6.50%, 1/20/2033	309	309
Series 2003-12, Class SP, IF, IO, 3.76%, 2/20/2033 (e)	76	2
Series 2003-46, Class MG, 6.50%, 5/20/2033	243	246
Series 2003-52, Class AP, PO, 6/16/2033	74	67
Series 2003-90, PO, 10/20/2033	20	19
Series 2003-112, Class SA, IF, IO, 2.66%, 12/16/2033 (e)	254	6
Series 2004-28, Class S, IF, 8.97%, 4/16/2034 (e)	106	112
Series 2004-90, Class SI, IF, IO, 2.16%, 10/20/2034 (e)	341	18
Series 2005-68, Class DP, IF, 7.07%, 6/17/2035 (e)	34	32
Series 2010-14, Class CO, PO, 8/20/2035	114	97
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (e)	519	71
Series 2005-68, Class KI, IF, IO, 2.36%, 9/20/2035 (e)	743	64
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	111	14
Series 2006-16, Class OP, PO, 3/20/2036	50	43
Series 2006-38, Class SW, IF, IO, 2.56%, 6/20/2036 (e)	17	—
Series 2006-38, Class ZK, 6.50%, 8/20/2036	609	619
Series 2006-59, Class SD, IF, IO, 2.76%, 10/20/2036 (e)	169	10
Series 2006-65, Class SA, IF, IO, 2.86%, 11/20/2036 (e)	272	6
Series 2011-22, Class WA, 5.89%, 2/20/2037 (e)	259	267
Series 2007-57, PO, 3/20/2037	44	41
Series 2007-17, Class JO, PO, 4/16/2037	49	40
Series 2007-17, Class JI, IF, IO, 2.92%, 4/16/2037 (e)	456	41
Series 2007-19, Class SD, IF, IO, 2.26%, 4/20/2037 (e)	249	6
Series 2007-28, Class BO, PO, 5/20/2037	51	43
Series 2007-26, Class SC, IF, IO, 2.26%, 5/20/2037 (e)	201	7
Series 2007-27, Class SA, IF, IO, 2.26%, 5/20/2037 (e)	221	10
Series 2007-36, Class SE, IF, IO, 2.58%, 6/16/2037 (e)	124	5
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,946	2,011
Series 2007-40, Class SB, IF, IO, 2.81%, 7/20/2037 (e)	447	25
Series 2007-42, Class SB, IF, IO, 2.81%, 7/20/2037 (e)	259	16

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-53, Class SW, IF, 8.39%, 9/20/2037 (e)	21	22
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	12	—
Series 2009-79, Class OK, PO, 11/16/2037	75	63
Series 2007-73, Class MI, IF, IO, 2.06%, 11/20/2037 (e)	146	3
Series 2007-76, Class SA, IF, IO, 2.59%, 11/20/2037 (e)	286	13
Series 2007-72, Class US, IF, IO, 2.61%, 11/20/2037 (e)	140	4
Series 2007-79, Class SY, IF, IO, 2.61%, 12/20/2037 (e)	131	4
Series 2008-2, Class NS, IF, IO, 2.65%, 1/16/2038 (e)	266	11
Series 2008-2, Class MS, IF, IO, 3.27%, 1/16/2038 (e)	80	3
Series 2008-10, Class S, IF, IO, 1.89%, 2/20/2038 (e)	158	5
Series 2008-36, Class SH, IF, IO, 2.36%, 4/20/2038 (e)	211	—
Series 2008-40, Class SA, IF, IO, 2.51%, 5/16/2038 (e)	1,328	81
Series 2008-55, Class SA, IF, IO, 2.26%, 6/20/2038 (e)	120	4
Series 2008-71, Class SC, IF, IO, 2.06%, 8/20/2038 (e)	54	2
Series 2009-25, Class SE, IF, IO, 3.66%, 9/20/2038 (e)	100	5
Series 2008-93, Class AS, IF, IO, 1.76%, 12/20/2038 (e)	155	8
Series 2009-6, Class SA, IF, IO, 2.21%, 2/16/2039 (e)	143	1
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	317	28
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	144	20
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	139	21
Series 2009-22, Class SA, IF, IO, 2.33%, 4/20/2039 (e)	289	15
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	71	8
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	73	11
Series 2009-43, Class SA, IF, IO, 2.01%, 6/20/2039 (e)	134	5
Series 2009-72, Class SM, IF, IO, 2.36%, 8/16/2039 (e)	302	19
Series 2010-31, Class NO, PO, 3/20/2040	481	401
Series 2013-75, Class WA, 5.12%, 6/20/2040 (e)	696	704
Series 2010-130, Class CP, 7.00%, 10/16/2040	87	93
Series 2010-157, Class OP, PO, 12/20/2040	517	431
Series 2011-75, Class SM, IF, IO, 2.66%, 5/20/2041 (e)	425	27
Series 2014-188, Class W, 4.55%, 10/20/2041 (e)	292	288
Series 2012-141, Class WC, 3.73%, 1/20/2042 (e)	170	164
Series 2013-54, Class WA, 4.88%, 11/20/2042 (e)	1,065	1,068
Series 2013-91, Class WA, 4.46%, 4/20/2043 (e)	564	550
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,252
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,253	1,218
Series 2012-H24, Class FG, 3.57%, 4/20/2060 (e)	9	8
Series 2013-H03, Class FA, 3.44%, 8/20/2060 (e)	1	1
Series 2012-H21, Class CF, 3.84%, 5/20/2061 (e)	9	9
Series 2013-H05, Class FB, 3.54%, 2/20/2062 (e)	9	9
Series 2012-H15, Class FA, 3.59%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 3.69%, 7/20/2062 (e)	3	3
Series 2012-H28, Class FA, 3.72%, 9/20/2062 (e)	3	3
Series 2012-H29, Class FA, 3.66%, 10/20/2062 (e)	366	363
Series 2012-H31, Class FD, 3.48%, 12/20/2062 (e)	645	636
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1	1
Series 2013-H04, Class BA, 1.65%, 2/20/2063	6	5
Series 2013-H08, Class FC, 3.59%, 2/20/2063 (e)	446	441

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H07, Class HA, 3.55%, 3/20/2063 (e)	502	497
Series 2013-H09, Class HA, 1.65%, 4/20/2063	11	10
Series 2013-H18, Class JA, 3.74%, 8/20/2063 (e)	916	909
Series 2014-H01, Class FD, 3.79%, 1/20/2064 (e)	629	625
Series 2014-H09, Class TA, 3.74%, 4/20/2064 (e)	609	605
Series 2015-H15, Class FD, 3.58%, 6/20/2065 (e)	1,095	1,080
Series 2015-H15, Class FJ, 3.58%, 6/20/2065 (e)	2,467	2,435
Series 2015-H16, Class FG, 3.58%, 7/20/2065 (e)	1,648	1,625
Series 2015-H23, Class FB, 3.66%, 9/20/2065 (e)	1,544	1,524
Series 2015-H32, Class FH, 3.80%, 12/20/2065 (e)	1,240	1,228
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (e)	5,012	263
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (e)	305	279
Series 2005-RP3, Class 1AS, IO, 0.53%, 9/25/2035 ‡ (b) (e)	403	6
Series 2005-RP3, Class 1AF, 4.39%, 9/25/2035 (b) (e)	534	455
Series 2006-RP2, Class 1AS2, IF, IO, 2.50%, 4/25/2036 ‡ (b) (e)	1,602	97
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	94	94
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	50	49
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	80	76
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	325	309
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	697	363
Impac CMB Trust
Series 2004-7, Class 1A1, 4.78%, 11/25/2034 (e)	328	319
Series 2005-4, Class 2A1, 4.62%, 5/25/2035 (e)	95	79
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.74%, 5/25/2036 (e)	51	43
Jonah nov37 144a, 7.80%, 11/10/2037 ‡ (b)	2,850	2,795
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (e)	131	124
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (e)	129	127
Series 2006-A3, Class 6A1, 3.75%, 8/25/2034 (e)	31	29
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.91%, 4/25/2036 (e)	210	138
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	430	149
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (e)	2,075	1,955
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (e)	80	75
Series 2004-4, Class 2A1, 3.60%, 5/25/2034 (e)	28	26
Series 2004-13, Class 3A7, 3.87%, 11/21/2034 (e)	174	155
Series 2004-15, Class 3A1, 3.44%, 12/25/2034 (e)	45	41
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	54	53
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	82	81
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	171	161
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	107	105

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-6, Class 30, PO, 7/25/2034 ‡	93	68
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	176	163
Series 2004-7, Class 30, PO, 8/25/2034 ‡	57	42
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033 ‡	7	5
Series 2004-1, Class 30, PO, 2/25/2034 ‡	7	5
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.39%, 5/25/2035 (b) (e)	1,178	625
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	53	32
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.66%, 10/25/2028 (e)	37	34
Series 2003-F, Class A1, 4.68%, 10/25/2028 (e)	287	266
Series 2004-A, Class A1, 4.50%, 4/25/2029 (e)	62	56
Series 2004-1, Class 2A1, 3.01%, 12/25/2034 (e)	104	95
MRA Issuance Trust
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (b) (e)	3,942	3,583
Series 2021-EBO2, Class A, 4.35%, 4/5/2023 (b) (e)	4,219	4,045
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	162	139
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	32
Series 2003-A1, Class A1, 5.50%, 5/25/2033	9	8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	32	31
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (e)	2,952	2,737
RALI Trust
Series 2002-QS16, Class A3, IF, 8.22%, 10/25/2017 (e)	—	—
Series 2003-QS12, Class A2A, IF, IO, 4.01%, 6/25/2018 ‡ (e)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—(g)
Series 2004-QA6, Class NB2, 3.32%, 12/26/2034 (e)	266	230
RFMSI Trust Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
Rillion Capital Iii Frn, 7.25%, 11/15/2024 ‡	6,738	6,738
SART Series 2017-1, 4.75%, 7/15/2024	702	687
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,675	2,405
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,489
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,457	3,052
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 4.60%, 10/19/2034 (e)	129	120
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.68%, 9/25/2043 (e)	76	70
Series 2004-4, Class 3A, 2.71%, 12/25/2044 (e)	168	153
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	5,637	4,551
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (e)	6,600	6,600
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.62%, 2/15/2024 (e)	20	20
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	30	30
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	104	106
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	74	76
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	147	151
Series 1998-1, Class 2E, 7.00%, 3/15/2028	200	202

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	422	423
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,831	1,839
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (e)	4,000	3,769
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	323	303
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (e)	25	24
Series 2003-AR9, Class 1A6, 4.13%, 9/25/2033 (e)	385	351
Series 2003-AR9, Class 2A, 4.17%, 9/25/2033 (e)	29	26
Series 2003-S9, Class P, PO, 10/25/2033 ‡	10	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	178	171
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (e)	29	26
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (e)	24	22
Series 2006-AR10, Class 2P, 3.57%, 9/25/2036 ‡ (e)	42	40
Series 2006-AR12, Class 2P, 3.32%, 10/25/2036 ‡ (e)	43	37
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.96%, 4/25/2035 ‡ (e)	387	16
Series 2005-2, Class 1A4, IF, IO, 1.01%, 4/25/2035 ‡ (e)	2,049	77
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	653	108
Series 2005-4, Class CB7, 5.50%, 6/25/2035	651	584
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	569	90
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	106	88
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	677	564
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	98	82
Total Collateralized Mortgage Obligations (Cost $166,159)		159,402
Commercial Mortgage-Backed Securities — 4.5%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (e)	1,300	960
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,085
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (b) (e)	6	—
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,408
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (e)	1,060	1,043
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 5.35%, 7/25/2041 (b) (e)	6,088	5,528
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,360
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,262
Series K070, Class A2, 3.30%, 11/25/2027 (e)	1,748	1,670
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,494
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	4,145	3,921
Series K-151, Class A2, 3.80%, 10/25/2032 (e)	5,200	4,955
Series K146, Class A2, 2.92%, 6/25/2054	4,200	3,729
FHLMC, Multi-Family WI Certificates Series K153, Class A2, 3.82%, 1/25/2033	4,500	4,265
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	560	549
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (e)	896	830
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	6,010	5,715
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	3,462	3,277
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	2,344	2,214

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	3,335	3,169
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (e)	2,762	2,579
Series 2020-M50, Class A1, 0.67%, 10/25/2030	2,118	1,952
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,144
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (e)	20,698	1,557
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	5,230	4,314
Series 2022-M13, Class A2, 2.68%, 6/25/2032	6,802	5,839
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (e)	4,225	3,958
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	345	322
Series 2021-M3, Class X1, IO, 2.06%, 11/25/2033 (e)	3,451	313
FREMF Mortgage Trust
Series 2014-K39, Class C, 4.28%, 8/25/2047 (b) (e)	4,650	4,475
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (e)	550	502
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	896
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,883
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,386
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,502
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	657
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,174
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	71
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	850
Series 2012-C2, Class XA, IO, 0.67%, 5/10/2063 ‡ (b) (e)	1,059	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (b) (e)	400	369
Total Commercial Mortgage-Backed Securities (Cost $99,834)		94,177
U.S. Government Agency Securities — 0.6%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,632
4.63%, 9/15/2060	304	289
Tennessee Valley Authority STRIPS
DN, 4.04%, 11/1/2025 (a)	5,000	4,416
DN, 5.39%, 6/15/2035 (a)	800	450
Total U.S. Government Agency Securities (Cost $13,969)		12,787
Municipal Bonds — 0.5% (h)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	420	465
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	431
Total California		896
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	382
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,955

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 165, Rev., 5.65%, 11/1/2040	440	471
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,853
Total New York		4,661
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,586
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	277
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,331
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	182
Total Ohio		3,376
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Company Series 2022, Rev., 4.71%, 5/1/2052	575	533
Total Municipal Bonds (Cost $9,685)		9,466
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	502
3.45%, 2/2/2061 (b)	550	394
Province of Quebec 7.36%, 3/6/2026 (d)	377	405
Republic of Chile 2.55%, 1/27/2032	497	416
Republic of Panama 4.50%, 4/16/2050	325	250
Republic of Peru 5.63%, 11/18/2050	88	88
Republic of South Africa 5.88%, 9/16/2025	640	644
United Mexican States
4.13%, 1/21/2026	316	309
3.75%, 1/11/2028	1,216	1,164
2.66%, 5/24/2031	1,075	892
3.50%, 2/12/2034	1,252	1,044
4.60%, 1/23/2046	2,113	1,730
3.77%, 5/24/2061	772	522
Total Foreign Government Securities (Cost $10,010)		8,360
Loan Assignments — 0.1% (c) (i)
Diversified Financial Services — 0.1%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.88%), 3.88%, 1/15/2031(Cost $3,355)	3,320	2,821
Total Loan Assignments (Cost $3,355)		2,821

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (j) (k) (Cost $9,226)	9,230	9,232
Total Investments — 99.9% (Cost $2,342,096)		2,113,510
Other Assets Less Liabilities — 0.1%		2,735
NET ASSETS — 100.0%		2,116,245

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Value is zero.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	184	03/22/2023	USD	20,939	163
U.S. Treasury 2 Year Note	203	03/31/2023	USD	41,728	152
U.S. Treasury 5 Year Note	160	03/31/2023	USD	17,408	140
					455

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$202,752	$102,409	$305,161
Collateralized Mortgage Obligations	—	148,391	11,011	159,402
Commercial Mortgage-Backed Securities	—	90,346	3,831	94,177
Corporate Bonds	—	487,101	—	487,101
Foreign Government Securities	—	8,360	—	8,360
Loan Assignments	—	2,821	—	2,821
Mortgage-Backed Securities	—	427,593	—	427,593
Municipal Bonds	—	9,466	—	9,466
U.S. Government Agency Securities	—	12,787	—	12,787
U.S. Treasury Obligations	—	597,410	—	597,410
Short-Term Investments
Investment Companies	9,232	—	—	9,232
Total Investments in Securities	$9,232	$1,987,027	$117,251	$2,113,510
Appreciation in Other Financial Instruments
Futures Contracts	$455	$—	$—	$455
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$59,313	$—	$(5,768)	$(83)	$44,274	$(11,182)	$19,087	$(5,353)	$2,121	$102,409
Collateralized Mortgage Obligations	14,123	(1,068)	(97)	(386)	9,936	(1,760)	—	(5,016)	(4,721)	11,011
Commercial Mortgage-Backed Securities	1,684	—	(432)	(21)	2	(2)	—	—	2,600	3,831
Total	$75,120	$(1,068)	$(6,297)	$(490)	$54,212	$(12,944)	$19,087	$(10,369)	$—	$117,251

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(7,370).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$67,290	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.97%)
			Constant Default Rate	0.00% - 5.03% (0.04%)
			Yield (Discount Rate of Cash Flows)	5.87% - 9.65% (7.32%)

Asset-Backed Securities	67,290
	1,369	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 19.86% (10.91%)
			Constant Default Rate	0.00% - 6.69% (1.56%)
			Yield (Discount Rate of Cash Flows)	5.38% - 20.58% (12.26%)

Collateralized Mortgage Obligations	1,369
	1,329	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	6.01% - 81.25% (28.14%)

Commercial Mortgage- Backed Securities	1,329
Total	69,988

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $47,263. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$80,987	$893,252	$964,988	$(20)	$1	$9,232	9,230	$1,179	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.